Cash and due from banks and inter-bank funds - Summary of restricted fund (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Cash and cash equivalents [abstract]
Repurchase agreements with the BCRP	S/ 542,922	S/ 1,208,506
Derivative financial instruments	70,559	57,816
Others	4,203	4,615
Total	S/ 617,684	S/ 1,270,937